Partners' Capital (Calculation of Net Income (Loss) Per Limited Partner Unit) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Statement of Partners' Capital [Abstract]
Net loss before income tax benefit	$ (2,632)	$ (4,014)			$ (26,097)	$ (102)
Net loss from continuing operations attributable to the Partnership	(2,822)		(4,263)	(351)	(26,630)
Net (loss) income attributable to the Partnership	(2,731)	(4,275)	(4,275)		(28,396)	(257)
Declared cash distributions on Series A Units	1,301		0	0	2,375
Declared PIK distributions on Series A Units	1,572		0	0	2,912
Fair value of Series A Units in excess of value of contributed High Point System	0		0	0	15,612	0
General partner's distribution	80		80	241	240
General Partners' Capital Account, Period Undistributed Income (Loss) From Continuing Operations, Amount	170		166	248	1,074
General partner's share in undistributed loss	(167)		(166)	(246)	(1,102)
Net loss from continuing operations available to limited partners	(5,483)		(4,177)	(344)	(46,159)
Net loss available to limited partners	(5,342)		(4,189)	(252)	(47,783)
Income (loss) from discontinued operations	6,663	9,108			8,334	9,103
Limited partners’ net (loss) income from continuing operations per unit (basic)	(0.82)	(0.46)			(5.54)	(0.04)
Limited partners’ net (loss) income per unit (basic)	(0.80)	(0.46)			(5.73)	(0.03)
Terminals [Member]
Statement of Partners' Capital [Abstract]
Net loss before income tax benefit	(122)	0			(536)	0
Net (loss) income attributable to the Partnership	$ (175)		$ 0		$ (650)	$ 0